Retirement Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plans	Retirement Plans The Company operates defined contribution retirement plans for the majority of its employees at varying rates of their salaries up to a maximum of 20.0%. Total contributions by the Company to the retirement plans were $12.1 million in the twelve months ended December 31, 2020 (2019 — $12.9 million, 2018 — $16.0 million).